Investments at equity method - Summary of Carrying Value of Investments Accounted for Using the Equity Method (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 14, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
At beginning of period		€ 22,447	€ 21,360
Additions			313
Disposition		(2)	(472)
Net income		2,199	2,794
Translation differences		(1,996)	(1,548)
At end of period		€ 22,648	€ 22,447
Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate		15.00%	15.00%
At beginning of period		€ 18,345	€ 18,000
Additions			0
Disposition		0	0
Net income		76	1,893
Translation differences		(1,996)	(1,548)
At end of period		€ 16,425	€ 18,345
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate		50.00%	50.00%
At beginning of period		€ 3,416	€ 2,888
Additions			0
Disposition		0	0
Net income		1,292	528
Translation differences		0	0
At end of period		€ 4,708	€ 3,416
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate		40.00%	40.00%
At beginning of period		€ 686	€ 0
Additions	€ 313		313
Disposition		(2)	0
Net income		831	373
Translation differences		0	0
At end of period		€ 1,515	€ 686
Achill Station Pty Ltd
Disclosure of associates [line items]
Proportion of ownership interest in associate		0.00%	0.00%
At beginning of period		€ 0	€ 472
Additions			0
Disposition		0	(472)
Net income		0	0
Translation differences		0	0
At end of period		€ 0	€ 0